Exhibit 99.8 Schedule 2

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
PropertyCity	0	12	0%
LoanAmount	0	10	0%
B1Citizen	0	9	0%
LienPosition	0	11	0%
Margin	0	9	0%
SalesPrice	0	9	0%
PropertyAddress	0	12	0%
LTV	0	10	0%
QualifyingFICO	0	10	0%
FirstPaymentDate	0	12	0%
PropertyType	0	12	0%
PropertyState	0	12	0%
ARMInitialInterestRateCap	0	9	0%
MaturityDate	0	12	0%
B1SSN	0	9	0%
Term	0	10	0%
NumberofUnits	0	9	0%
B1LastName	0	12	0%
ProposedFirstMortgagePI	0	9	0%
B1FirstName	0	12	0%
CLTV	0	12	0%
LoanProgram	0	9	0%
ClosingSettlementDate	1	9	11.11%
InterestRate	0	12	0%
PropertyZipCode	0	12	0%
PropertyValue	0	9	0%
B1SexMale	0	7	0%
InterestOnlyFlag	0	3	0%
MINNo	0	1	0%
InterestOnlyTerm	0	1	0%
Occupancy	0	1	0%
OriginatorDTI	0	3	0%
LoanPurpose	0	3	0%
AmortizationType	0	1	0%
NoteDate	0	1	0%
InitialMonthlyPIOrIOPayment	0	3	0%
FinalReviewedQMStatus	0	2	0%
MortgageOriginationChannel	0	2	0%
CurrentUnpaidBalance	0	2	0%
CurrentInterestRate	0	2	0%
PrepaymentPenaltyFlag	0	2	0%
BusinessPurposeFlag	0	2	0%
B1SelfEmploymentFlag	0	1	0%
BaseLoanAmount	0	2	0%
DSCR	2	2	100%